2 Significant accounting policies (Details)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Sociedade universitaria redentor s.a. ("uniredentor") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary	[1]	Sociedade Universitária Redentor S.A. (“UniRedentor”)
Principal activities	[1]	Undergraduate and graduate degree programs
Location of subsidiary	[1]	Itaperuna - RJ
Investment type	[1]	Subsidiary
Direct and indirect interest of subsidiary	[1]	100.00%
ESMC educacao superior ltda [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary	[2]	ESMC Educação Superior Ltda
Principal activities	[2]	Undergraduate and graduate degree programs
Location of subsidiary	[2]	Montes Claros - MG
Investment type	[2]	Subsidiary
Direct and indirect interest of subsidiary	[2]	100.00%
Medcel editora e eventos s.a. ("MEDCEL") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary		Medcel Editora e Eventos S.A. (“Medcel”)
Principal activities		Medical education content
Location of subsidiary		S?o Paulo- SP
Investment type		Subsidiary
Direct and indirect interest of subsidiary		100.00%		100.00%	[3]		[3]
CBB web servicos e transmissoes online s.a. ("CBBW") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary	[4]	CBB Web Serviços e Transmissões Online S.A. (“CBBW”)
Principal activities	[4]	Medical education courses and online platform
Location of subsidiary	[4]	S?o Paulo- SP
Investment type	[4]	Subsidiary
Direct and indirect interest of subsidiary			[4]	100.00%	[3]		[3]
RD administracao e participacoes ltda. [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary	[5]	RD Administração e Participações Ltda. (“RD”)
Principal activities	[5]	Holding
Location of subsidiary	[5]	Pato Branco - PR
Investment type	[5]	Subsidiary
Direct and indirect interest of subsidiary	[5]			100.00%		100.00%
Centro de ciencias em saude de itajuba s.a. ("CCSI") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary		Centro de Ciências em Saúde de Itajubá S.A. (“CCSI”)
Principal activities		Undergraduate and graduate degree programs
Location of subsidiary		Itajub? - MG
Investment type		Subsidiary
Direct and indirect interest of subsidiary		60.00%		60.00%		60.00%
Instituto de ensino superior do piaui s.a. ("IESP") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary		Instituto de Ensino Superior do Piauí S.A. (”IESP”)
Principal activities		Undergraduate and graduate degree programs
Location of subsidiary		Teresina - PI
Investment type		Subsidiary
Direct and indirect interest of subsidiary		100.00%		100.00%		80.00%	[6]
FADEP - faculdade educacional de pato branco ltda. ("FADEP") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary		FADEP - Faculdade Educacional de Pato Branco Ltda. (“FADEP”)
Principal activities		Undergraduate and graduate degree programs
Location of subsidiary		Pato Branco - PR
Investment type		Subsidiary
Direct and indirect interest of subsidiary		100.00%		100.00%		100.00%
Instituto de educacao superior do vale do parnaiba s.a. ("IESVAP") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary		Instituto de Educação Superior do Vale do Parnaíba S.A. (“IESVAP”)
Principal activities		Undergraduate and graduate degree programs
Location of subsidiary		Parna?ba - PI
Investment type		Subsidiary
Direct and indirect interest of subsidiary		80.00%		80.00%		80.00%
Instituto educacional santo agostinho s.a. ("FASA") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary		Instituto Educacional Santo Agostinho S.A. (“FASA”)
Principal activities		Undergraduate and graduate degree programs
Location of subsidiary		Montes Claros - MG
Investment type		Subsidiary
Direct and indirect interest of subsidiary		100.00%		100.00%	[3]		[3]
Instituto de pesquisa e ensino medico do estado de minas gerais ltda. ("IPEMED") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary		Instituto de Pesquisa e Ensino Médico do Estado de Minas Gerais Ltda. (“IPEMED”)
Principal activities		Post-graduate
Location of subsidiary		Belo Horizonte - MG
Investment type		Subsidiary
Direct and indirect interest of subsidiary		100.00%		100.00%	[3]		[3]
Instituto paraense de educacao e cultura ltda. (IPEC) [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary		Instituto Paraense de Educa??o e Cultura Ltda. (IPEC)
Principal activities		Undergraduate and graduate degree programs
Location of subsidiary		Marab? - PA
Investment type		Subsidiary
Direct and indirect interest of subsidiary		100.00%		100.00%	[7]		[7]
Uniao educacional do vale do aco s.a. - UNIVACO [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary		União Educacional do Vale do Aço S.A. – (“UNIVAÇO”)
Principal activities		Undergraduate and graduate degree programs
Location of subsidiary		Ipatinga - MG
Investment type		Subsidiary
Direct and indirect interest of subsidiary		100.00%		100.00%		76.00%
Instituto tocantinense presidente antonio carlos s.a. - ITPAC araguaina [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary		Instituto Tocantinense Presidente Antônio Carlos S.A. – (“ITPAC Araguaina”)
Principal activities		Undergraduate and graduate degree programs
Location of subsidiary		Aragua?na - TO
Investment type		Subsidiary
Direct and indirect interest of subsidiary		100.00%		100.00%		100.00%
IPTAN - instituto de ensino superior presidente trancredo de almeida neves s.a. ("IPTAN") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary		IPTAN - Instituto de Ensino Superior Presidente Tancredo de Almeida Neves S.A. (“IPTAN”)
Principal activities		Undergraduate and graduate degree programs
Location of subsidiary		S?o Jo?o Del Rei - MG
Investment type		Subsidiary
Direct and indirect interest of subsidiary		100.00%		100.00%		100.00%
Instituto tocantinense presidente antonio carlos porto s.a. - itpac porto nacional [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary		Instituto Tocantinense Presidente Antônio Carlos Porto S.A. – (“ITPAC Porto”)
Principal activities		Undergraduate and graduate degree programs
Location of subsidiary		Porto Nacional - TO
Investment type		Subsidiary
Direct and indirect interest of subsidiary		100.00%		100.00%		100.00%
Afya participacoes s.a (afya brazil) [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary		Afya Participa??es S.A (Afya Brazil)
Principal activities		Holding
Location of subsidiary		Nova Lima - MG
Investment type		Subsidiary
Direct and indirect interest of subsidiary		100.00%		100.00%		100.00%
Centro universitario Sao lucas ltda. ("unisl") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary	[1]	Centro Universitário São Lucas Ltda. (“UniSL”)
Principal activities	[1]	Undergraduate and graduate degree programs
Location of subsidiary	[1]	Porto Velho - RO
Investment type	[1]	Subsidiary
Direct and indirect interest of subsidiary	[1]	100.00%
PEBMED instituicao de pesquisa medica e servicos tecnologicos da area da saude s.a. ("PEBMED") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary	[1]	PEBMED Instituição de Pesquisa Médica e Serviços Tecnológicos da área da Saúde S.A. (“PEBMED”)**
Principal activities	[1]	Content and clinical tools and online platform
Location of subsidiary	[1]	Rio de Janeiro – RJ
Investment type	[1]	Subsidiary
Direct and indirect interest of subsidiary	[1]	100.00%
Centro Superior de Ciencias da Saude S/S Ltda (FCMPB) [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary		Centro Superior de Ciencias da Saude S/S Ltda (FCMPB)
Principal activities		Undergraduate and graduate degree programs
Location of subsidiary		João Pessoa – PB
Investment type		Subsidiary
Direct and indirect interest of subsidiary		100.00%
Faculdade de Ensino Superior da Amazonia Reunida ("FESAR") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary		Faculdade de Ensino Superior da Amazônia Reunida – (“FESAR”)
Principal activities		Undergraduate and graduate degree programs
Location of subsidiary		Redenção – PA
Investment type		Subsidiary
Direct and indirect interest of subsidiary		100.00%
MedPhone Tecnologia em Saude Ltda ("MedPhone") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of Subsidiary		MedPhone Tecnologia em Saúde Ltda. (“MedPhone”)
Principal activities		Content and clinical tools and online platform
Location of subsidiary		Recife – PE
Investment type		Subsidiary
Direct and indirect interest of subsidiary		100.00%
Uniao educacional do planalto central s.a. ("UEPC") [member]
SignificantAccountingPoliciesLineItems [Line Items]
Name of associate		União Educacional do Planalto Central S.A. (“UEPC”)
Principal activities		Undergraduate and graduate degree programs
Location of associate		Bras?lia - DF
Investment type		Associate
Direct and indirect interest of associate		30.00%		30.00%

[1]	See Note 5.1 for further details on the business combinations during 2020.
[2]	On January 1, 2020, Afya Brazil incorporated ESMC Educacao Superior Ltda. ("ESMC") and transferred the two FASA campuses located in the State of Minas Gerais, which do not offer medicine courses, to ESMC. This spin-off did not have an impact on the consolidated financial statements.
[3]	See Note 5 for further details on the business combinations during 2019.
[4]	CBBW was merged by Medcel on May 1, 2020.
[5]	RD Administracao e Participacoes Ltda was merged by Afya Brazil on December 15, 2020.
[6]	See Note 17 for further details on the acquisition of minority interest during 2019.
[7]	See Note 12 for further details on the acquisition of assets related to licenses with indefinite useful life in 2019.